Leases - Amounts recognized in balance sheet (Details) - DKK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Sep. 30, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	kr 312		kr 177
Lease Liabilities
Current	43		26
Non-current	313		155
Total lease liabilities	356		181
Additions to right of use assets	214
Depreciation charge of right-of-use assets	15	kr 14
Interest expense	3	4
Expense relating to short-term leases	2	1
Total future minimum payments	5			kr 90
Estimated capital expenditure for lease				kr 70
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	308		173
Lease Liabilities
Depreciation charge of right-of-use assets	14	13
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	4		kr 4
Lease Liabilities
Depreciation charge of right-of-use assets	kr 1	kr 1